Organization and Summary of Significant Accounting Policies (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 20,198	$ 22,212
Other comprehensive loss (income) before reclassifications	10,787	(525)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(2,092)	246
Net other comprehensive loss (income) before reclassifications	8,695	(279)
Reclassifications:
Prior service credits	753	752
Actuarial gains/Unrecognized net loss	(3,468)	(3,512)
Total reclassifications before tax	(2,715)	(2,760)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,004	1,022
Net reclassifications	(1,711)	(1,738)
Other comprehensive loss (income)	6,984	(2,017)	$ (13,554)
Other comprehensive (loss) income attributable to non- Controlling interest	(323)	3
Ending balance	26,859	20,198	22,212
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	3,411	3,268
Other comprehensive loss (income) before reclassifications	5,133	140
Net other comprehensive loss (income) before reclassifications	5,133	140
Reclassifications:
Other comprehensive loss (income)	5,133	140
Other comprehensive (loss) income attributable to non- Controlling interest	(323)	3
Ending balance	8,221	3,411	3,268
Retirement and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	16,787	18,944
Other comprehensive loss (income) before reclassifications	5,654	(665)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(2,092)	246
Net other comprehensive loss (income) before reclassifications	3,562	(419)
Reclassifications:
Prior service credits	753	752
Actuarial gains/Unrecognized net loss	(3,468)	(3,512)
Total reclassifications before tax	(2,715)	(2,760)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,004	1,022
Net reclassifications	(1,711)	(1,738)
Other comprehensive loss (income)	1,851	(2,157)
Ending balance	$ 18,638	$ 16,787	$ 18,944